Net Income (Loss) From Financial Assets And Liabilities At Fair Value Through Profit Or Loss - Summary of Net Income (Loss) from Financial Assets at Fair Value Through Profit or Loss (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net income (loss) from financial assets mandatorily at fair value through profit or loss:
Net loss from financial liabilities designated at fair value through profit or loss	¥ (6,071)	¥ 0	¥ 0
Total net income (loss) from financial assets and liabilities at fair value through profit or loss	280,012	(21,939)	54,655
Debt instruments [member]
Net income (loss) from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from financial assets mandatorily at fair value through profit or loss	262,396	(23,557)	53,048
Equity instruments [member]
Net income (loss) from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from financial assets mandatorily at fair value through profit or loss	¥ 23,687	¥ 1,618	¥ 1,607